COMMITMENT AND CONTINGENCIES (Details 2) (Beijing Security) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Apr. 18, 2013 Shareholder of Wuhan Antian	Dec. 31, 2014 Shareholder of Wuhan Antian USD ($)	Dec. 31, 2014 Shareholder of Wuhan Antian CNY	Apr. 18, 2013 Shareholder of Wuhan Antian CNY	Apr. 18, 2013 Shareholder of Wuhan Antian Maximum	Mar. 13, 2013 Beijing Security System Technology	Mar. 13, 2013 Beijing Security System Technology CNY
Provision of loan facility
Term of loan facility	2 years
Loan facility granted				16,000			10,000
Discount rate for market interest rate (as percent)	10.00%					10.00%
Loan facility utilized		$ 645	4,000
Percentage of equity interests in Wuhan Antian pledged		10.00%	10.00%		40.00%